SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2013	Jan. 31, 2015	Dec. 31, 2014	Apr. 30, 2015	Feb. 28, 2015	Dec. 31, 2015	Mar. 31, 2015
Subsequent events:
Limited Partners' Capital Account, Golar Units sold in secondary offering	3,400,000
Debt, Long-term and Short-term, Combined Amount	$ 889,471,000		1,052,532,000
Subsequent Event [Member]
Subsequent events:
Limited Partners' Capital Account, Golar Units sold in secondary offering		7,170,000
Share Price		$ 29.90
Dividends Payable, Amount Per Share				0.5775	$ 0.5625
Quarterly installment				3,000,000
Term loan facility [Member] | Subsequent Event [Member]
Subsequent events:
Line of Credit Facility, Maximum Borrowing Capacity				150,000,000
Revolving Credit Facility [Member] | Subsequent Event [Member]
Subsequent events:
Line of Credit Facility, Maximum Borrowing Capacity				30,000,000
Golar LNG Limited [Member]
Subsequent events:
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest			41.00%
Golar LNG Limited [Member] | Subsequent Event [Member]
Subsequent events:
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		30.00%
Scenario, Forecast [Member] | Subsequent Event [Member]
Subsequent events:
Debt Instrument, Maturity Date				Jun. 30, 2018
Golar Maria and Freeze Facility [Member]
Subsequent events:
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount			60.00%
Debt, Long-term and Short-term, Combined Amount			73,500,000
Golar Maria and Freeze Facility [Member] | Subsequent Event [Member]
Subsequent events:
Line of Credit Facility, Borrowing Capacity, Minimum Commitment Amount							120,000,000
Line of Credit Facility, Maximum Borrowing Capacity							180,000,000
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount			60.00%
Balloon Payment						114,000,000
Golar Maria and Freeze Facility [Member] | Term loan facility [Member]
Subsequent events:
Line of Credit Facility, Maximum Borrowing Capacity			150,000,000
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount			50.00%
Golar Maria and Freeze Facility [Member] | Revolving Credit Facility [Member]
Subsequent events:
Line of Credit Facility, Maximum Borrowing Capacity			30,000,000
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount			10.00%
Sponsor credit facility [Member]
Subsequent events:
Debt, Long-term and Short-term, Combined Amount	$ 0		20,000,000